3. EQUIPMENT (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Equipment Details
Automobile	$ 41,805	$ 25,828
Office Equipment	5,560	5,560
Less Accumulated Depreciation	(4,174)	(17,295)
Total Property and Equipment	$ 43,191	$ 14,093